Discontinued Operations - Discontinued Operations, Statement of Operations Disclosures (Details) - Spirit MTA REIT - Spinoff - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Rentals	$ 229,668	$ 240,247	$ 253,360
Interest income on loans receivable	445	1,854	3,301
Tenant reimbursement income	1,836	2,238	2,025
Other income	5,748	6,295	6,407
Total revenues	237,697	250,634	265,093
Expenses:
General and administrative	4,552	2,008	2,071
Transaction costs	6,361	0	0
Property costs (including reimbursable)	10,644	6,750	6,658
Real estate acquisition costs	(78)	325	393
Interest	76,733	77,896	83,718
Depreciation and amortization	82,333	89,240	94,155
Impairments	40,733	26,880	20,348
Total expenses	221,278	203,099	207,343
Income from discontinued operations before other income and income tax expense	16,419	47,535	57,750
Loss on debt extinguishment	(2,224)	(1,372)	(787)
Gain on disposition of assets	22,408	22,742	69,072
Total other income	20,184	21,370	68,285
Income from discontinued operations before income tax expense	36,603	68,905	126,035
Income tax expense	(117)	97	122
Income from discontinued operations	$ 36,720	$ 68,808	$ 125,913